Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Item]
Less: accumulated depreciation	$ (228,248)	$ (227,149)
Total property and equipment, net	4,273	1,025
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	117,474	117,710
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	32,420	27,671
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	$ 82,627	$ 82,793